Average Annual Total Returns - Parametric Dividend Income Fund	Russell 1000® Value Index One Year	Russell 1000® Value Index Five Years	Russell 1000® Value Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date
Total	2.80%	9.73%	8.23%	(4.22%)	8.20%	7.53%	Mar. 26, 2014	(4.95%)	7.35%	6.52%	(2.14%)	6.51%	5.87%	1.33%	9.62%	8.65%	Mar. 26, 2014